EXHIBIT 99.1

CIT Equipment Collateral 2008-VT1
Monthly Servicing Report

					Determination Date:		09/18/08
					Collection Period:	08/01/08	08/31/08
					Record Date:		09/19/08
					Payment Date:		09/22/08
I.	AVAILABLE FUNDS

	A.	Collections

		a.	Scheduled Payments Received				$18,992,478.84
		b.	Liquidation Proceeds Allocated to Owner Trust				66,336.72
		c.	Prepayments on Contracts				410,727.55
		d.	Payments on Purchased Contracts				0.00
		e.	Proceeds of Clean-up Call				0.00
		f.	Investment Earnings on Collection Account				40,581.88

				Total Collections			$19,510,124.99

	B.	Determination of Available Funds

		a.	Total Collections				$19,510,124.99
		b.	Servicer Advances				1,849,825.25
		c.	Recoveries of prior Servicer Advances				(2,110,125.71)
		d.	Withdrawal from Reserve Account				0.00
		e.	Net Swap Receipt				1,123.81

				Total Available Funds =			$19,250,948.34

II.	DISTRIBUTION AMOUNTS

	A.	COLLECTION ACCOUNT DISTRIBUTION

		1.	Servicing Fee				336,493.99

		2.	Net Swap Payment				0.00

		3.	Class A-1 Note Interest Distribution		338,924.56
			Class A-1 Note Principal Distribution		14,671,766.17
			Aggregate Class A-1 distribution				15,010,690.73

		4.	Class A-2A Note Interest Distribution		416,500.00
			Class A-2A Note Principal Distribution		0.00
			Aggregate Class A-2 distribution				416,500.00

		5.	Class A-2B Note Interest Distribution		192,609.64
			Class A-2B Note Principal Distribution		0.00
			Aggregate Class A-2B distribution				192,609.64

		6.	Class A-3 Note Interest Distribution		1,093,033.88
			Class A-3 Note Principal Distribution		0.00
			Aggregate Class A-4 distribution				1,093,033.88

		7.	Class B Note Interest Distribution		89,083.42
			Class B Note Principal Distribution		499,987.56
			Aggregate Class B distribution				589,070.98

		8.	Class C Note Interest Distribution		136,616.56
			Class C Note Principal Distribution		713,097.02
			Aggregate Class C distribution				849,713.58

	.	9.	Class D Note Interest Distribution		104,034.97
			Class D Note Principal Distribution		508,184.07
			Aggregate Class D distribution				612,219.04

		10.	Deposit to the Reserve Account				0.00

		11.	Trustee Expenses				0.00

		12.	Any additional payments to swap counterparty				0.00

		13.	Remainder to the holder of the equity certificate				150,616.50

				Collection Account Distributions =			19,250,948.34

	B.	INCORRECT DEPOSITS TO BE RETURNED TO CIT		Collection Account Distributions =			0.00

III.	INFORMATION REGARDING DISTRIBUTIONS ON THE SECURITIES

	Distribution	Class A-1	Class A-2A	Class A-2B	Class A-3
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	338,924.56	416,500.00	192,609.64	1,093,033.88
2.	Interest Paid	338,924.56	416,500.00	192,609.64	1,093,033.88
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	14,671,766.17	0.00	0.00	0.00

5.	Total Distribution Amount	15,010,690.73	416,500.00	192,609.64	1,093,033.88
	((2) plus (4))

	Distribution	Class B	Class C	Class D	Total Offered
	Amounts	Notes	Notes	Notes	Notes

1.	Interest Due	89,083.42	136,616.56	104,034.97	2,370,803.03
2.	Interest Paid	89,083.42	136,616.56	104,034.97	2,370,803.03
3.	Interest Shortfall	0.00	0.00	0.00	0.00
	((1) minus (2))
4.	Principal Paid	499,987.56	713,097.02	508,184.07	16,393,034.82

5.	Total Distribution Amount	589,070.98	849,713.58	612,219.04	18,763,837.85
	((2) plus (4))

IV.	Information Regarding the Securities

	A.	Summary of Balance Information

		Applicable	Principal Balance	Class Factor	Principal Balance	Class Factor
Class		Coupon	Sep-08	Sep-08	Aug-08	Aug-08
		Rate	Payment Date	Payment Date	Payment Date	Payment Date

a.	Class A-1 Notes	2.82620%	116,152,621.84	0.58961	130,824,388.01	0.66408
b.	Class A-2A Notes	4.7600%	105,000,000.00	1.00000	105,000,000.00	1.00000
c.	Class A-2B Notes	4.4706%	47,000,000.00	1.00000	47,000,000.00	1.00000
d.	Class A-3 Notes	6.5900%	199,035,000.00	1.00000	199,035,000.00	1.00000
e.	Class B Notes	6.5100%	15,920,918.96	0.85248	16,420,906.52	0.87925
f.	Class C Notes	7.0000%	22,706,884.41	0.85249	23,419,981.43	0.87926
g.	Class D Notes	7.4800%	16,181,917.63	0.85249	16,690,101.70	0.87926

h.	Total Offered Notes		521,997,342.84		538,390,377.66

B.	Other Information

	Scheduled	Scheduled
	Principal Balance	Principal Balance
Class	Sep-08	Aug-08
	Payment Date	Payment Date

Class A-1 Notes	116,794,364.42	133,464,866.96

		Target	Class	Target	Class
	Class	Principal Balance	Floor	Principal Amount	Floor
Class	Percentage	Sep-08	Sep-08	Aug-08	Aug-08
		Payment Date	Payment Date	Payment Date	Payment Date

Class A	89.50%	467,187,621.84		481,859,388.01
Class B	3.05%	15,920,918.96	0.00	16,420,906.52	0.00
Class C	4.35%	22,706,884.41	0.00	23,419,981.43	0.00
Class D	3.10%	16,181,917.63	0.00	16,690,101.70	0.00

V. PRINCIPAL
A. MONTHLY PRINCIPAL AMOUNT
1.	Principal Balance of Notes and Equity Certificates		538,390,377.66
	(End of Prior Collection Period)
2.	Contract Pool Principal Balance (End of Collection Period)		521,997,342.84
	Total monthly principal amount		16,393,034.82

B. PRINCIPAL BREAKDOWN		No. of Accounts
1.	Scheduled Principal	39,993	15,683,086.27
2.	Prepaid Contracts	64	408,616.35
3.	Defaulted Contracts	20	301,332.20
4.	Contracts purchased by CIT Financial USA, Inc.	0	0.00
	Total Principal Breakdown	40,077	16,393,034.82

VI. CONTRACT POOL DATA

A. CONTRACT POOL CHARACTERISTICS
		Original	Sep-08	Aug-08
		Pool	Payment Date	Payment Date

1.	a. Contract Pool Balance	612,329,039.33	521,997,342.84	538,390,377.66
	b. No of Contracts	40,723	39,993	40,077
	c. Pool Factor	1.0000	0.8525	0.8793

2.	Weighted Average Remaining Term	39.80	35.70	36.52

3.	Weighted Average Original Term (at closing)	44.60

B. DELINQUENCY INFORMATION

			% of Aggregate
		% of	Required Payoff	No. Of	Aggregate Required
		Contracts	Amount	Accounts	Payoff Amounts
1.	Current	95.24%	95.78%	38,090	504,423,172.56
	31-60 days	2.56%	2.28%	1,024	12,011,856.54
	61-90 days	0.94%	0.92%	375	4,829,657.52
	91-120 days	0.52%	0.43%	207	2,276,456.39
	121-150 days	0.54%	0.46%	215	2,410,864.56
	151-180 days	0.21%	0.13%	82	673,054.36
	180+days (1)	0.00%	0.00%	0	0.00

	Total Delinquency	100.00%	100.00%	39,993	526,625,061.93

2.	Delinquent Scheduled Payments:

	Beginning of Collection Period			4,888,019.55
	End of Collection Period			4,627,719.09

	Change in Delinquent Scheduled Payments			(260,300.46)

      (1) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C below

C. DEFAULTED CONTRACT INFORMATION
1.	Aggregate Contract Balance on Defaulted Contracts	301,332.20
2.	Liquidation Proceeds (or other cash collections on Defaulted contracts) received	66,336.72
	Current period reported net losses	234,995.48
3.	Cumulative Reported Net Losses	301,839.31
4.	Cumulative Net Loss Ratio	0.0493%
5.	Cummlative Net Loss Trigger	0.5000%
VII. MISCELLANEOUS INFORMATION
A. SERVICER ADVANCE BALANCE
1.	Opening Servicer Advance Balance	4,888,019.55
2.	Current Period Servicer Advance	1,849,825.25
3.	Recoveries of prior Servicer Advances	(2,110,125.71)
4.	Ending Servicer Advance Balance	4,627,719.09
5.	Unreimbursed Servicer Advances	0.00

B. RESERVE ACCOUNT

1.	Opening Reserve Account			39,033,302.38
2.	Deposit from the Collection Account			0.00
3.	Withdrawals from the Reserve Account			0.00
4.	Investment Earnings			83,363.39
5.	Investment Earnings Distributions to the Depositor			(83,363.39)
6.	Remaining available amount			39,033,302.38
7.	Specified Reserve Account Balance			37,844,807.36
8.	Reserve Account Surplus/(Shortfall)			1,188,495.02
9.	Distribution of Reserve Account Surplus to the Depositor			(1,188,495.02)
10.	Ending Reserve Account Balance			37,844,807.36
11.	Reserve Account deficiency			0.00
12.	Reserve Account Floor			18,369,871.18
C. OTHER RELATED INFORMATION
1.	Discount Rate		6.6060%
2.	Life to Date Prepayment (CPR)		4.51%
3.	Life to Date Substitutions:
	a. Prepayments	0.00
	b. Defaults	0.00

4.	If applicable, Material Changes in how delinquency, charge-offs and uncollectibles are determined:				N/A
5.	Any material modification, extensions or waivers to pool asset terms, fees, penalties or payments:				N/A
6.	Any material breaches of pool assets representations or warranties or transaction covenants:
7.	Information regarding pool asset substitutions and repurchase:				0.00
8.	Material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures
	used to originate, acquire, or select new pool assets:				N/A

D1.	Statement of Priority of Distributions Prior to an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2A Note Principal Distribution;
9	Class A-2B Note Principal Distribution;
10.	Class B NoClass A-3 Note Principal Distribution;
11.	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Class A-1 Note Reallocated Principal Distribution
15	Class A-2A Note Reallocated Principal Distribution;
16	Class A-2B Note Reallocated Principal Distribution;
17	Class A-3 Note Reallocated Principal Distribution;
18.	Class B Note Reallocated Principal Distribution;
19	Class C Note Reallocated Principal Distribution;
20	Class D Note Reallocated Principal Distribution;
21	Deposit to the Reserve Account;
22	Any amounts owing to the Trustees; and
23	Remainder to the holder of the equity certificate.

D2.	Statement of Priority of Distributions After an Event of Default or the Cumulative Net Loss Trigger is Exceeded
1	Unreimbursed Servicer Advances;
2	Servicing Fee;
3	a. Class A-1 Note Interest Distribution
b. Class A-2A Note Interest Distribution
c. Class A-2B Note Interest Distribution
d. Class A-3 Note Interest Distribution
4	Class B Note Interest Distribution;
5	Class C Note Interest Distribution;
6	Class D Note Interest Distribution;
7	Class A-1 Note Principal Distribution;
8	Class A-2A Note Principal Distribution;
9	Class A-2B Note Principal Distribution;
10	Class A-3 Note Principal Distribution;
11	Class B Note Principal Distribution;
12	Class C Note Principal Distribution;
13	Class D Note Principal Distribution;
14	Deposit to the Reserve Account;
15	Any amounts owing to the Trustees; and
16	Remainder to the holder of the equity certificate.

E.	DELINQUENCY, NET LOSSES AND CPR HISTORY

	% of	% of	% of	% of	% of (2)
	Aggregate	Aggregate	Aggregate	Aggregate	Aggregate
	Required Payoff	Required Payoff	Required Payoff	Required Payoff	Required Payoff
	Amounts	Amounts	Amounts	Amounts	Amounts
Collection
Periods	31-60 Days Past Due	61-90 Days Past Due	91-120 Days Past Due	121-150 Days Past Due	151-180 Days Past Due

08/31/08	2.28%	0.92%	0.43%	0.46%	0.13%
07/31/08	1.84%	1.05%	0.53%	0.15%	0.01%
06/30/08	1.78%	0.90%	0.19%	0.01%	0.01%
05/31/08	2.67%	0.43%	0.00%	0.00%	0.00%

Collection	Monthly Net	Monthly Net
Month	Loss Percentage	Losses	LTD CPR

08/31/08	0.038%	234,995.48	4.51%
07/31/08	0.010%	60,919.90	5.58%
06/30/08	0.001%	5,923.93	6.59%
05/31/08	0.000%	0.00	7.95%
04/30/08	0.000%	0.00	9.85%

(2) Accounts that are more than 180 days past due constitute defaulted contracts and are included under "Defaulted Contract Information" in Section VI C above

CIT Equipment Collateral 2008-VT1 Statistical Information by Business Units
Coll. Period	Portfolio Name	CPB ($)	RPA ($)	Cumulative Gross Losses ($)	Cumulative Net Losses ($)	Cum. Gross Losses %	Cum. Net Losses %	LTD CPR
08/31/08	Avaya Portfolio	$86,018,299.67	$86,470,238.17	$14,314.17	$13,694.42	0.01%	0.01	3.88%
08/31/08	DFS Portfolio	224,925,848.03	227,306,649.82	155,240.59	0.00	0.06%	0.00	5.55%
08/31/08	Other	211,053,195.14	212,848,173.94	306,186.61	288,144.89	0.13%	0.12	3.64%

Totals		521,997,342.84	526,625,061.93	475,741.37	301,839.31	0.078%	0.0493	4.51%

Coll. Period	Portfolio Name	Delq. Current %	Delq 31-60%	Delq 61-90%	Delq 91-120%	Delq 121-150%	Delq 151-180%	Delq 180+ %
08/31/08	Avaya Portfolio	97.58%	1.54%	0.62%	0.24%	0.03%	0.00%	0.00%
08/31/08	DFS Portfolio	96.60%	1.79%	0.82%	0.27%	0.39%	0.12%	0.00%
08/31/08	Other	94.18%	3.10%	1.14%	0.69%	0.70%	0.19%	0.00%

Totals		95.78%	2.28%	0.92%	0.43%	0.46%	0.13%	0.00%

Coll. Period	Portfolio Name	Delq. Current	No. of Delq Current	Delq 31-60	No. of Delq 31-60	Delq 61-90	No. of Delq 61-90	Delq 91-120	No. of Delq 91-120	Delq 121-150	No. of Delq 121-150	Delq 151-180	No. of Delq 151-180	Delq 180+	No. of Delq 180+
08/31/08	Avaya Portfolio.	$84,376,703.61	2,927	$1,331,936.62	72	$535,202.37	34	$204,164.12	8	$22,231.45	6	$0.00	0	$0.00	0
08/31/08	DFS Portfolio	219,588,456.00	21,597	4,078,748.91	469	1,870,855.13	198	606,685.01	120	895,849.72	135	266,055.05	57	$0.00	0
08/31/08	Other	200,458,012.95	13,566	6,601,171.01	483	2,423,600.02	143	1,465,607.26	79	1,491,783.39	74	409,999.31	25	$0.00	0

Totals		504,423,172.56	38,090	12,011,856.54	1,024	4,829,657.52	375	2,276,456.39	207	2,410,864.56	215	673,054.36	82	$0.00	0